Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,650,976	$ 77,151
Prepaid expenses	350,005
Total current assets	3,000,981	77,151
Investments held in Trust Account	230,032,549
Offering costs associated with initial public offering		307,243
Total Assets	233,033,530	384,394
Current liabilities:
Accounts payable	71,138	63,628
Accrued expenses	149,103	155,077
Note payable—related party		200,000
Total current liabilities	220,241	418,705
Derivative warrant liabilities	15,600,000
Deferred underwriting fees	8,050,000	7
Working Capital Loan—related party	200,000
Total liabilities	24,070,241	418,705
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 23,000,000 and -0- shares at redemption value of $10.00 per share at March 31, 2022 and December 31, 2021	230,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at March 31, 2022 and December 31, 2021
Additional paid-in capital		24,014
Accumulated deficit	(21,037,697)	(59,311)
Total shareholders' deficit	(21,036,711)	(34,311)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	233,033,530	384,394
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption; 23,000,000 and -0- shares at redemption value of $10.00 per share at March 31, 2022 and December 31, 2021	230,000,000
Shareholders' Deficit
Common stock value
Common Class B [Member]
Shareholders' Deficit
Common stock value	$ 986	$ 986	[1]

[1]	This number includes up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.